UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23004

Winton Series Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.   Schedule of Investments

Winton Series Trust

Winton Global Equity Fund

January 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.3%

	Shares	Value

AUSTRALIA — 2.4%
Australia & New Zealand Banking Group	3,740	$95,503
Fortescue Metals Group	14,641	26,557
Insurance Australia Group	20,823	103,185
Lend Lease Group	7,549	97,335
Macquarie Group	799	38,310
National Australia Bank	414	11,421
Telstra	44,664	225,357

		597,668

BELGIUM — 0.8%
Ageas	1,047	35,804
Delhaize Group	1,966	163,321

		199,125

CANADA — 4.7%
Bank of Montreal	2,218	127,575
Bank of Nova Scotia	2,526	121,643
Brookfield Asset Management, Cl A	2,659	135,786
Canadian Imperial Bank of Commerce	1,705	118,575
Magna International	6,089	586,306
Shaw Communications, Cl B	1,144	26,472
Sun Life Financial	1,156	35,429

		1,151,786

CHINA — 0.9%
China Construction Bank, Cl H	134,000	107,250
Industrial & Commercial Bank of China, Cl H	167,000	119,076

		226,326

DENMARK — 0.3%
AP Moeller - Maersk, Cl B	10	20,171
Vestas Wind Systems *	1,470	57,010

		77,181

FINLAND — 0.6%
Sampo, Cl A	1,648	79,706

COMMON STOCK — continued

	Shares	Value

FINLAND (continued)
Stora Enso, Cl R	7,827	$75,837

		155,543

FRANCE — 5.8%
Casino Guichard Perrachon	3,758	340,467
Cie Generale des Etablissements Michelin	3,594	349,511
Credit Agricole	5,313	62,924
Lagardere SCA	3,106	84,836
Publicis Groupe	886	66,109
Safran	1,490	99,098
Valeo	2,729	384,267
Vinci	839	44,016

		1,431,228

GERMANY — 0.5%
BASF	440	39,299
Continental	328	73,911
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	54	10,811

		124,021

GREECE — 0.5%

OPAP	15,811	133,438

HONG KONG — 1.4%
Cheung Kong Holdings	6,000	114,481
China Mobile	9,000	117,960
Hang Seng Bank	5,800	101,496

		333,937

IRELAND — 0.4%

Seagate Technology	1,596	90,078

ITALY — 0.2%

Mediaset *	9,743	44,183

JAPAN — 9.8%
Aisin Seiki	1,100	38,418
Asahi Kasei	9,000	88,858
Bridgestone	200	7,991

Winton Series Trust

Winton Global Equity Fund

January 31, 2015 (Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN (continued)
Central Japan Railway	900	$154,289
Daiwa Securities Group	7,000	50,845
FUJIFILM Holdings	3,400	114,878
Fujitsu	15,000	79,244
Hoya	3,100	120,097
Isuzu Motors	2,300	30,610
ITOCHU	8,500	86,041
Kobe Steel	30,000	52,598
Marubeni	13,000	71,735
Mitsubishi Materials	23,000	72,506
Mitsubishi UFJ Financial Group	8,000	42,501
Mitsui	8,000	101,768
Mizuho Financial Group	97,700	159,704
Nikon	5,000	63,423
Nippon Telegraph & Telephone	1,700	100,588
Nissin Foods Holdings	600	32,372
Nitori Holdings	200	11,305
NOK	2,500	71,892
NTT DOCOMO	3,400	57,379
Otsuka Holdings	5,000	154,649
Rohm	1,000	64,273
Sega Sammy Holdings	200	2,604
Seven & i Holdings	1,600	58,533
Shionogi	800	23,999
Sumitomo	10,700	105,560
Sumitomo Metal Mining	5,000	71,439
Suzuki Motor	1,700	53,738
Taisei	15,000	86,982
Tokyo Gas	4,000	23,853
Toppan Printing	11,000	73,459
Toyota Industries	1,200	64,569

		2,392,700

LUXEMBOURG — 0.5%

SES	3,535	128,597

NETHERLANDS — 1.0%
Koninklijke Ahold	7,846	141,415

COMMON STOCK — continued

	Shares	Value

NETHERLANDS (continued)
LyondellBasell Industries, Cl A	1,225	$96,885

		238,300

NORWAY — 1.8%
DNB	2,977	42,995
Telenor	2,993	64,094
Yara International	6,503	337,487

		444,576

PORTUGAL — 0.4%

EDP - Energias de Portugal	22,829	86,721

SINGAPORE — 0.4%

Singapore Telecommunications	28,600	86,109

SPAIN — 1.7%
Amadeus IT Holding, Cl A	2,730	109,335
Enagas	2,493	78,839
Gas Natural SDG	4,390	102,909
Iberdrola	2,479	17,088
Red Electrica	1,260	107,202

		415,373

SWEDEN — 1.6%
Investor, Cl B	3,238	117,851
Nordea Bank	4,249	53,956
Skanska, Cl B	5,090	112,840
TeliaSonera	15,569	95,953

		380,600

SWITZERLAND — 2.0%
Roche Holding	343	92,259
Swiss Life Holding	393	87,523
Swiss Re	1,787	160,877
Swisscom	80	46,811
TE Connectivity	1,719	114,124

		501,594

UNITED KINGDOM — 10.0%
3i Group	14,600	100,399
AstraZeneca	2,074	147,218
British American Tobacco	1,509	84,889

Winton Series Trust

Winton Global Equity Fund

January 31, 2015 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM (continued)
British Land ‡	9,627	$119,629
Centrica	12,348	54,337
Cobham	22,084	107,945
Daily Mail & General Trust, Cl A	6,274	81,046
GKN	13,186	72,616
IMI	2,093	39,965
Kingfisher	16,942	86,904
Ladbrokes	19,576	34,008
Land Securities Group ‡	3,538	67,616
Legal & General Group	11,650	46,655
Marks & Spencer Group	12,403	89,902
Next	1,378	149,318
Old Mutual	18,024	56,072
Persimmon	14,668	350,136
Reckitt Benckiser Group	1,133	95,618
Rexam	267	1,701
Segro ‡	13,292	82,078
Sky	5,755	80,026
Tate & Lyle	10,308	104,831
Unilever	3,285	144,239
United Utilities Group	8,458	130,168
Vodafone Group	31,818	111,568

		2,438,884

UNITED STATES — 43.6%

Consumer Discretionary — 10.4%
Apollo Education Group, Cl A *	3,052	77,094
AutoZone *	35	20,894
Bed Bath & Beyond *	773	57,797
Best Buy	2,231	78,531
Coach	655	24,359
Comcast, Cl A	1,872	99,487
GameStop, Cl A	15,470	545,317
Gannett	2,753	85,371
Gap	2,461	101,369
Garmin	1,936	101,369
Graham Holdings, Cl B	166	155,263
Kohl’s	1,733	103,495
Macy’s	1,704	108,851

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Marriott International, Cl A	1,086	$80,907
PetSmart	933	76,231
PulteGroup	22,155	456,171
Scripps Networks Interactive, Cl A	1,311	93,199
Staples	7,080	120,714
Viacom, Cl B	1,476	95,084
Wyndham Worldwide	832	69,713

		2,551,216

Consumer Staples — 3.3%
Archer-Daniels-Midland	2,476	115,456
Constellation Brands, Cl A *	1,446	159,711
Hormel Foods	1,399	71,657
Lorillard	2,277	149,394
Molson Coors Brewing, Cl B	1,251	94,988
Tyson Foods, Cl A	3,018	117,822
Walgreens Boots Alliance	1,345	99,194

		808,222

Energy — 0.6%
National Oilwell Varco	946	51,491
Valero Energy	1,732	91,588

		143,079

Financials — 1.7%
Aflac	991	56,566
Assurant	1,001	63,574
Discover Financial Services	707	38,447
Huntington Bancshares	4,970	49,799
Legg Mason	1,802	99,903
Torchmark	1,783	89,275

		397,564

Health Care — 8.1%
Anthem	1,220	164,651
CR Bard	944	161,452
Edwards Lifesciences *	4,958	621,485
Eli Lilly	2,200	158,400
Humana	1,142	167,235

Winton Series Trust

Winton Global Equity Fund

January 31, 2015 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Johnson & Johnson	1,744	$174,644
Medtronic	2,411	172,146
Pfizer	4,569	142,781
St. Jude Medical	1,192	78,517
UnitedHealth Group	1,385	147,156

		1,988,467

Industrials — 3.6%
Caterpillar	1,077	86,128
Dover	1,358	95,114
L-3 Communications Holdings, Cl 3	1,442	177,539
Northrop Grumman	1,097	172,174
Pitney Bowes	1,963	47,073
Raytheon	290	29,015
Rockwell Automation	440	47,925
Southwest Airlines	4,791	216,457

		871,425

Information Technology — 13.7%
Apple	1,372	160,743
Cisco Systems	4,711	124,205
Computer Sciences	2,008	121,846
Corning	5,525	131,329
FLIR Systems	3,287	99,268
Harris	2,007	134,730
Hewlett-Packard	3,366	121,614
Intel	4,954	163,680
International Business Machines	1,075	164,808
KLA-Tencor	1,593	97,922
Linear Technology	2,421	108,800
Microchip Technology	2,492	112,389
Micron Technology *	18,281	534,993
Microsoft	2,891	116,796
NVIDIA	4,042	77,626
Oracle	2,969	124,372
QUALCOMM	1,571	98,125
SanDisk	1,034	78,491
Texas Instruments	2,335	124,806

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Total System Services	3,282	$116,084
VeriSign *	1,891	103,022
Western Digital	1,052	102,286
Western Union	7,525	127,925
Xerox	8,067	106,242
Xilinx	2,471	95,319

		3,347,421

Materials — 0.5%
CF Industries Holdings	254	77,567
Dow Chemical	1,133	51,166

		128,733

Telecommunication Services — 0.9%
AT&T	4,629	152,387
Frontier Communications	11,553	77,578

		229,965

Utilities — 0.8%
Pepco Holdings	6,637	182,186
Public Service Enterprise Group	599	25,565

		207,751

		10,673,843

Total Common Stock (Cost $22,834,023)		22,351,811

EXCHANGE TRADED FUNDS — 3.2%
db x-trackers MSCI Korea Index Fund *	5,890	335,161
db x-trackers MSCI Taiwan Index Fund *	20,806	446,800

Total Exchange Traded Funds (Cost $777,108)		781,961

Winton Series Trust

Winton Global Equity Fund

January 31, 2015 (Unaudited)

PREFERRED STOCK — 0.3%

	Shares	Value
GERMANY — 0.3%
Porsche Automobil Holding	800	$66,951

Total Preferred Stock (Cost $63,637)		66,951

Total Investments — 94.8% (Cost $23,674,768)@		$23,200,723

Percentages are based on net assets of $24,477,233.

Cl — Class

MSCI — Morgan Stanley Capital International

*	Non-income producing security.
‡	Real Estate Investment Trust

For the period ended January 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

@ At January 31, 2015 , the tax basis cost of the Fund’s investments was $23,674,768, and the unrealized appreciation and depreciation were $457,706 and $(931,751), respectively.

Winton Series Trust

Winton Global Equity Fund

January 31, 2015 (Unaudited)

Notes to Financial Statements

1. Significant Accounting Policies

Valuation of Investments

Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day. If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service which such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Board of Trustees (the “Board”).

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in a Fund’s calculation of net asset value unless the Board deems that the particular event would materially affect net asset value, in which case an adjustment will be made.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund categorizes its investments, based on the priority of the valuation technique, into a three-level fair value hierarchy. The valuation hierarchy is based upon the observability of the inputs to the valuation of the financial asset or liability as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Winton Series Trust

Winton Global Equity Fund

January 31, 2015 (Unaudited)

Notes to Financial Statements – (concluded)

1. Significant Accounting Policies (concluded)

The three levels of the fair value hierarchy are as follows:

Level 1 — Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset or liability.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

WIN-QH-001-0100

Item 2.   Controls and Procedures

(a)  The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Winton Series Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: March 27, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 27, 2015